Short-Term Borrowings and Long-Term Debt (Details of Other Short-Term Borrowings) (Parenthetical) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2018	Mar. 31, 2017
Consolidated VIEs
Short-term Debt [Line Items]
Commercial paper		¥ 24,559
Short-term notes	¥ 27,985	35,048
Mizuho Financial Group Inc
Short-term Debt [Line Items]
Commercial paper	710,391	765,147
Short-term notes	¥ 334,200	¥ 191,300